Financial Instruments and Fair Value Disclosures	6 Months Ended
Jun. 30, 2025
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures
12. Financial Instruments and Fair Value Disclosures

Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, trade accounts receivable and amounts due from related parties. The ability and willingness of each of the Company’s counterparties to perform their obligations under a contract depend upon several factors that are beyond the Company’s control and may include, among other things, general economic conditions, the state of the capital markets, the condition of the shipping industry and charter hire rates. The Company’s credit risk with financial institutions is limited as it has temporary cash investments, consisting mostly of deposits, placed with qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions. The Company limits its credit risk with accounts receivable and related parties by performing ongoing credit evaluations of these counterparties’ financial condition and by receiving payments of hire in advance. The Company, generally, does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

For the six-month periods ended June 30, 2025 and 2024, charterers that individually accounted for 10% or more of the Company’s revenues, were as follows:

Charterer- Segment	Six months ended June 30, 2025	Six months ended June 30, 2024
A- Tanker	39%	-
B- Tanker	14%	-
C- Dry bulk	22%	-
D- Dry bulk	-	23%
E- Dry bulk	-	20%
F- Dry bulk	-	14%
G- Dry bulk	-	12%

The maximum aggregate amount of loss due to credit risk that the Company would incur if the aforementioned charterers failed completely to perform according to the terms of the relevant charter parties, amounted to $1,773, and $2,114 as of June 30, 2025, and 2024, respectively.

Fair value of assets and liabilities

The principal financial assets of the Company consist of cash at banks, accounts receivable trade, net, insurance claims, and amounts due from related party(ies). The principal financial liabilities of the Company consist of accounts payable, trade and other, and amounts due to related party(ies).

Cash and cash equivalents, accounts receivable trade, net, insurance claims, amounts due from related party/(ies) and accounts payable, trade and other: The carrying values reported in the accompanying consolidated balance sheets for those financial instruments are reasonable estimates of their fair values due to their short-term maturity nature. The carrying value of these instruments is separately reflected in the accompanying consolidated balance sheets.